LOANS AND NOTES PAYABLE Q - Loans Payable (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
Loans payable	$ 316,916	$ 510,718